Environmental, Health and Safety Matters	9 Months Ended
Sep. 30, 2022
ENVIRONMENTAL, HEALTH AND SAFETY MATTERS
Environmental, Health and Safety Matters
Note 12. Environmental, Health and Safety Matters

Environmental, Health and Safety Capital Expenditures
We may incur future costs for capital improvements and general compliance under EHS laws, including costs to acquire, maintain and repair pollution control equipment. For the nine months ended September 30, 2022 and 2021, our capital expenditures for EHS matters totaled $10 million and $12 million, respectively. Because capital expenditures for these matters are subject to evolving regulatory requirements and depend, in part, on the timing, promulgation and enforcement of specific requirements, our capital expenditures for EHS matters have varied significantly from year to year and we cannot provide assurance that our recent expenditures are indicative of future amounts we may spend related to EHS and other applicable laws. A number of our EHS capital expenditures have been subjected to extended timelines as a result of the COVID-19 pandemic, and we continue to assess the timelines of all projects as as we manage through global inflationary pressures. Changes to timelines may be related to regulatory orders or guidelines that cause suppliers or contractors to cease or slow down operational activities, including as a result of changes to social distancing rules, among other factors. The impacts may vary significantly between different jurisdictions.
Environmental Liabilities
We accrue liabilities relating to anticipated environmental cleanup obligations, site reclamation and closure costs, and known penalties. Liabilities are recorded when potential liabilities are either known or considered probable and can be reasonably estimated. Our liability estimates are based upon requirements placed upon us by regulators, available facts, existing technology, and past experience. The environmental liabilities do not include amounts recorded as asset retirement obligations. As of September 30, 2022 and December 31, 2021, we had environmental reserves of $4 million and $10 million, respectively.
Environmental Matters
We have incurred, and we may in the future incur, liabilities to investigate and clean up waste or contamination at our current or former facilities or facilities operated by third parties at which we may have disposed of waste or other materials. Similarly, we may incur costs for the cleanup of waste that was disposed of prior to the purchase of our businesses. Under some circumstances, the scope of our liability may extend to damages to natural resources.
In the EU, the Environmental Liability Directive (Directive 2004/35/EC) has established a framework based on the "polluter pays" principle for the prevention and remediation of environmental damage, which establishes measures to prevent and remedy environmental damage. The directive defines "environmental damage" as damage to protected species and natural habitats, damage to water and damage to soil. Operators carrying out dangerous activities listed in the Directive are strictly liable for remediation, even if they are not at fault or negligent.
Under EU Directive 2010/75/EU on industrial emissions, permitted facility operators may be liable for significant pollution of soil and groundwater over the lifetime of the activity concerned. We are in the process of plant closures at facilities in the EU and liability to investigate and clean up waste or contamination may arise during the surrender of operators' permits at these locations under the directive and associated legislation such as the Water Framework Directive (Directive 2000/60/EC) and the Groundwater Directive (Directive 2006/118/EC). In March 2022, the EU issued a proposed regulation for the revision of the industrial emissions directive that may require changes to emissions abatement systems at some of our EU based facilities. If implemented, the directive is not expected to come into force until 2024 at the earliest.

Under CERCLA and similar state laws, a current or former owner or operator of real property in the U.S. may be liable for remediation costs regardless of whether the release or disposal of hazardous substances was in compliance with law at the time it occurred, and a current owner or operator may be liable regardless of whether it owned or operated the facility at the time of the release. Outside the U.S., analogous contaminated property laws, such as those in effect in France, can hold past owners and/or operators liable for remediation at former facilities. We have not been notified by third parties of claims against us for cleanup liabilities at former facilities or third-party sites, including, but not limited to, sites listed under CERCLA.
Under RCRA in the U.S. and similar state laws, we may be required to remediate contamination originating from our properties as a condition to our hazardous waste permit. Some of our manufacturing sites have an extended history of industrial chemical manufacturing and use, including on-site waste disposal and we have made accruals for related remediation activity. We are aware of soil, groundwater or surface contamination from past operations at some of our sites and have made accruals for related remediation activity, and we may find contamination at other sites in the future. Similar laws exist in a number of locations in which we currently operate, or previously operated, manufacturing facilities.
Recent developments in climate change related policy and regulations include the Green Deal in the EU, mandatory TCFD disclosures in the U.K. and the U.K. commitment to becoming carbon neutral by 2050. Other nations have made or indicated a desire to make similar policy changes and commitments, including the U.S. Securities and Exchange Commission's proposed rule changes requiring climate-related disclosure. These changes are affecting us in a number of ways including potential requirements to decarbonize manufacturing processes and increased costs of GHG allowances. We are currently monitoring these developments closely while investigating and developing appropriate climate change strategies to enable us to comply with the new regulations and conform to new disclosure requirements, including TCFD. We expect that our facilities will be subject to additional regulation related to climate change and climate change itself may also have some impact on our operations. However, these impacts are currently uncertain and we cannot predict the nature and scope of these impacts.
Scarlino Investigation
Our Scarlino, Italy TiO2 manufacturing facility generates gypsum from the manufacturing process, which has been landfilled on-site and also transported for use in a reclamation project at Montioni, a nearby former quarry owned and operated by third parties. Venator Italy Srl, the quarry operator and Scarlino site management are subjects of an investigation by the Italian Public Prosecutor’s Office concerning whether our Scarlino site and the quarry operator are in full compliance with applicable laws and permits with regard to the use of gypsum for reclamation at the quarry. Following a decree by the Region of Tuscany in May 2022, operations at the reclamation project were temporarily suspended. On July 27, 2022, the Administrative Court of Tuscany ordered that operational activities at Montioni could resume pending a court hearing on the legality of the Region’s decree, which hearing currently is scheduled to occur in January 2023. The authorities continue to investigate the matter and further environmental investigations will be carried out in the fourth quarter of 2022.

Harrisburg Remediation
We are engaged in source removal and groundwater remediation at our facility in Harrisburg, NC, under a corrective action plan agreed with the North Carolina Department of Environmental Quality. The agreed interim corrective measures include the removal of a settlement lagoon and the relining of lagoons and containment areas prior to risk based remediation of groundwater. We have environmental reserves of $2 million at September 30, 2022 for this remediation obligation however the risk-based remediation of the groundwater following the remediation of the lagoons and containment areas cannot be reliably estimated at this stage, and these costs could be material to our unaudited condensed consolidated financial statements.
Calais Remediation
Following the closure of our manufacturing facility in Calais, France we are engaged in a site assessment and a remediation assessment. We have reserves of less than $1 million at September 30, 2022 related to decontamination of structures on the site. We have not otherwise set environmental reserves for this remediation obligation as the risk-based targets for remediation and the extent of any required remediation are yet to be agreed with regulators and cannot be reliably estimated. However, these costs could be material to our unaudited condensed consolidated financial statements.
Duisburg Remediation
We are engaged in the assessment of metals in the groundwater and the hydrogeological nature of the groundwater beneath our Duisburg, Germany facility and have completed a risk assessment of the status of the groundwater body. The risk assessment has concluded that remediation will be required and that options for remediation should be investigated. We have reserves of $1 million at September 30, 2022 for investigation into environmental contamination. The scope of any required remediation of the groundwater has not been determined and is not reliably estimable at this stage and will require further technical assessment and regulatory agreement, but these costs could be material to our unaudited condensed consolidated financial statements.